Direct Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Direct Voyage Expenses [Abstract]
Voyage Expenses [Table Text Block]
	2012	2011	2010
Bunkers	10,736	905	1,638
Port expenses	1,609	901	495
Commissions	266	437	159
Other	976	298	107
Total	13,587	2,541	2,399